Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lessee, operating lease, term of contract	5 years
Lease, cost	$ 2.5
Operating leases, rent expense, net		$ 0.8
Short-term lease expense		$ 0.3